Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
T. Rowe Price Blue Chip Growth ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	18.59%	35.87%	50.10%	(37.88%)	18.16%
T. Rowe Price Dividend Growth ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	14.78%	13.56%	13.69%	(10.02%)	26.09%
T. Rowe Price Equity Income ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	13.31%	13.03%	9.59%	(3.25%)	26.25%
T. Rowe Price Growth Stock ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	15.39%	30.08%	48.87%	(38.39%)	14.94%
T. Rowe Price U.S. Equity Research ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	16.48%	26.37%	29.77%	(18.64%)